INCOME TAXES (Schedule of Reconciliation of the Income Tax Expenses (Benefits)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
PRC EIT statutory rate (as a percent)	25.00%
Reconciliation of income tax expenses (benefits) to the amount computed by applying the current tax rate to income (loss) before income taxes in the statements of operations
Expected taxation at PRC EIT statutory rate of 25%	$ (7,830,848)	$ (5,920,694)	$ (63,518,834)
Effect of different tax rates	(731,720)	1,069,008	1,749,282
Effect of loss that cannot be carried forward	754,828	1,305,869	2,447,707
Tax expenses arising from items which are not deductible or not taxable for tax purpose:
Non-deductible entertainment expenses	305,119	584,296	1,027,013
Goodwill impairment			29,467,644
Others, net	1,245,086	3,906,086	1,070,292
Effect of tax exemption and tax concessions	2,303,781	(685,261)	5,283,567
Underprovision in prior years			73
Change in valuation allowance	4,096,308	114,280	14,925,835
Total	$ 142,554	$ 373,584	$ (7,547,421)